Recently Issued and Adopted Accounting Standards - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Operating lease, right-of-use asset		$ 3,164
Operating lease, liability	$ 2,454	3,155
Maximum [Member]
Lease term	12 months
Maximum [Member] | Discontinued Operations [Member]
Operating lease, right-of-use asset		783
Operating lease, liability		$ 783